Significant Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Related Party Transactions [Abstract]
Capitalized management fees			$ 185,000
Management fees			1,100,000
Compensation	$ 3,956,874	$ 1,519,324	$ 188,444